INCOME TAXES	12 Months Ended
Dec. 31, 2022
INCOME TAXES
INCOME TAXES

17. INCOME TAXES

	Year ended December 31, 2022	Year ended December 31, 2021
Net loss before income tax	$16,588	$38,350
Combined Canadian statutory income tax rate	27.00%	27.00%
Income tax recovery computed at statutory income tax rate	4,479	10,356
Tax effect of:
Permanent differences and other	1,557	(2,166)
Investment in Treasury Metals	(1,324)	(3,878)
Investment in PC Gold	(201)	2,169
Flow-though eligible expenditures	(327)	-
Share issued costs	73	-
Difference in tax rates in foreign jurisdictions	1	-
Flow-through share premium liability	309	-
Changes in unrecognized deferred tax assets	(4,023)	(6,481)
Income tax recovery	$309	$-

Deferred tax assets and liabilities are offset if they relate to the same taxable entity and the same taxation authority.

No deferred tax asset has been recognized in respect to the losses and temporary differences below, as it is not considered probable that sufficient future taxable profit will allow the deferred tax asset to be recovered.

Recognized deferred income tax assets (liabilities) are arising from:

	December 31, 2022	December 31, 2021
Non-capital loss carryforwards	$3,115	$2,969
Mineral properties	(3,033)	(2,379)
Mineral property investments	(82)	(590)
Total	$-	$-

Deferred tax assets have not been recognized in respect of the following temporary differences:

	December 31, 2022	December 31, 2021
Non-capital loss carryforwards	$51,574	$50,144
Investment in Treasury Metals	30,408	20,497
Investment in PC Gold	14,428	14,430
Investment in Big Ridge	2,241	694
Silver Stream derivative liability	9,985	8,927
Investment tax credits	5,209	5,209
Other	1,519	1,432
Undeducted financing costs	217	1,398
Property and equipment	1,057	986
Mineral properties	1,997	2,404
Capital loss carryforwards	31,820	16,267
Total	$150,455	$122,388

As at December 31, 2022, the Company and its subsidiaries had unrecognized Canadian non-capital loss carryforwards of approximately $63,256,000 (2021 - $61,266,000) which expire between the years 2025 and 2041, unrecognized Canadian capital loss carryforwards of approximately $31,820,000 (2021 - $13,644,000) which can be carried forward indefinitely, unrecognized Canadian investment tax credits of approximately $5,209,000 (2021 - $5,209,000) which expire between the years 2026 and 2034.